Employee Incentive, Deferred Compensation, And Retirement Plans (Schedule Of Unvested Restricted Stock Units Roll Forward) (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning balance | shares	12,274
Granted | shares	7,947
Vested | shares	(3,368)
Cancelled | shares	(577)
Unvested, Ending balance | shares	16,276
Unvested, Weighted-average grant date fair value, Beginning balance | $ / shares	$ 41.78
Granted, Weighted-average grant date fair value | $ / shares	35.97
Vested, Weighted-average grant date fair value | $ / shares	39.83
Cancelled, Weighted-average grant date fair value | $ / shares	38.00
Unvested, Weighted-average grant date fair value, Ending balance | $ / shares	$ 39.40